Group overview - Detailed Information about Group overview (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨) ₨ / $
Disclosure of detailed information about business combination [line items]
Exchange rate per U S dollar | ₨ / $	65.11
AvanStrate Inc. [member]
Disclosure of detailed information about business combination [line items]
Net assets	48.40%
Fair value of borrowings | ₨	₨ 10,100